Taxation - Schedule of Movement of Valuation Allowance for Deferred Tax Assets (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of period	554	1,498	2,140
Additions	508		5
Reversals	(554)	(944)	(647)
Balance at end of period	508	554	1,498